ACCOUNTS RECEIVABLE, NET (Tables)	12 Months Ended
Dec. 31, 2022
ACCOUNTS RECEIVABLE, NET
Schedule of Accounts receivable

	December 31,
	2021	2022
	RMB	RMB
Accounts receivable:
Gross	64,596	100,578
Unearned interest	(1,061)	(1,145)
Total accounts receivable	63,535	99,433
Less: allowance for credit losses	14,987	30,518
Accounts receivable, net	48,548	68,915

Summary of classification of accounts receivable

	December 31,
	2021	2022
	RMB	RMB
Accounts receivable – current portion	48,458	68,733
Accounts receivable – non-current portion	90	182
Total accounts receivable, net	48,548	68,915

Summary of allowance for doubtful accounts

	Year Ended December 31,
	2020	2021	2022
	RMB	RMB	RMB
Balance at the beginning of the year	2,251	9,214	14,987
Additions charged to bad debt expense	6,963	5,773	15,531
Balance at the end of the year	9,214	14,987	30,518